RESTRUCTURING COSTS AND OTHER EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Restructuring Reserve [Roll Forward]
Accrual, beginning balance			$ 110,516
Restructuring charges		$ 44,656	141,078	$ 141,818
Payments and other			(96,738)
Accrual, ending balance	$ 154,856		154,856		$ 110,516
Transaction costs	1,367	$ 3,177	1,687	$ 13,285	13,845
Severance and Other Employee Related Costs
Restructuring Reserve [Roll Forward]
Accrual, beginning balance			102,119
Restructuring charges			140,071
Payments and other			(92,905)
Accrual, ending balance	149,285		149,285		102,119
Facility Realignment and Other Costs
Restructuring Reserve [Roll Forward]
Accrual, beginning balance			8,397
Restructuring charges			1,007
Payments and other			(3,833)
Accrual, ending balance	5,571		5,571		$ 8,397
Cablevision Systems Corp.
Restructuring Reserve [Roll Forward]
Cumulative restructuring costs	302,870		302,870
Cequel Corp.
Restructuring Reserve [Roll Forward]
Cumulative restructuring costs	$ 64,784		$ 64,784